Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Note 7 - Related Party Transactions

Two of the Company’s directors, Pinchas Cohen and Nir Barzilai, provide consulting services to the Company pursuant to agreements that provide for annual compensation to each director of $42,000. Each agreement provides for an annual service term and can be extended by mutual consent of both parties. The service terms under the agreements expired in 2015. The Company continues to compensate Dr. Cohen and Dr. Barzilai for their ongoing services under the terms of the original agreements. Payments of $10,500 were made to each Director during each of the three months ended June 30, 2017 and 2016. During the six months ended June 30, 2017 and 2016, payments to each Director totaled $21,000. As of June 30, 2017 and December 31, 2016, no amounts were owed to either Director.

Note 11 - Related Party Transactions

Two of the Company’s Directors provide consulting, scientific and research and advisory services to the Company pursuant to agreements that provide for annual compensation of $42,000 each. Each agreement provides for an annual service term and can be extended by mutual consent of both parties. The service terms under the agreements expired in 2015. The Company continues to compensate Dr. Cohen and Dr. Barzilai for their ongoing services under the terms of the original agreements. During each of the years ended December 31, 2016 and 2015, $42,000 was paid to each director by the Company for consulting fees. As of December 31, 2016 and 2015, no amounts were owed to either Director.